Deferred Policy Acquisition Costs and Deferred Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Charges, Insurers [Abstract]
Deferred Policy Acquisition Costs
The following tables show a rollforward for the lines of business that contain DAC balances, along with a reconciliation to the Company's total DAC balance:

	Term Life	Variable / Universal Life	Total
	(in thousands)
Balance, January 1, 2021	$51,527	$192,691	$244,218
Capitalization	17,427	65,297	82,724
Amortization expense	(6,863)	(11,335)	(18,198)
Other	0	0	0
Balance, December 31, 2021	$62,091	$246,653	$308,744
Capitalization	14,911	47,531	62,442
Amortization expense	(6,737)	(12,553)	(19,290)
Other	(52)	30	(22)
Balance, December 31, 2022	$70,213	$281,661	$351,874

2020
(in thousands)
Balance, beginning of year	$178,813
Capitalization of commissions, sales and issue expenses	76,544
Amortization-Impact of assumption and experience unlocking and true-ups	(6,688)
Amortization-All other	(11,431)
Change due to unrealized investment gains and losses	(12,813)
Balance, end of year	224,425
Transition adjustments(1)	19,793
Balance after transition, January 1, 2021	$244,218
(1)    Adjustments for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Deferred Reinsurance Losses
The following tables show a rollforward of DRL balances for variable annuity products, which is the only line of business that contains a DRL balance, along with a reconciliation to the Company's total DRL balance:

December 31, 2022
Variable Annuities
(in thousands)
Balance, beginning of period	$18,977
Amortization expense	(1,547)
Other	(5)
Balance, end of period	$17,425

December 31, 2021
Variable Annuities
(in thousands)
Balance, beginning of period	$20,632
Amortization expense	(1,655)
Balance, end of period	$18,977